Note 32 Leverage Ratio (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leverage ratio [Line Items]
Tier 1	€ 47,931	€ 45,686	€ 49,597
Exposure to leverage ratio	€ 737,990	€ 671,789	€ 741,095
Leverage ratio	6.49%	6.80%	6.69%